Advance to Suppliers, Net	12 Months Ended
Dec. 31, 2025
Advance to Suppliers, Net [Abstract]
ADVANCE TO SUPPLIERS, NET

5. ADVANCE TO SUPPLIERS, NET

Advance to suppliers, net consisted of the following:

	As of December 31,
	2025	2024
Advance to suppliers	$43,366	$43,194
Less: impairment loss	(43,366)	(43,051)
Advance to suppliers, net	$—	$143

The movement of impairment loss for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$43,051	$42,523	$—
Addition during the period	820	1,546	42,478
Reversal during the period	(693)	(897)	—
Effect of exchange rate differences	188	(121)	45
Balance at the end of the year	$43,366	$43,051	$42,523